UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5047

Tax-Free Fund of Colorado
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/11

Date of reporting period: 06/30/12

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
June 30, 2012

TAX-FREE FUND OF COLORADO A tax-free income investment

Serving Colorado Investors For Over 25 Years Tax-Free Fund of Colorado “Research Matters”

August, 2012

Dear Fellow Shareholder:

     While we didn’t necessarily coin the phrases, “Invest in what you know” or “If you don’t understand it, don’t buy it,” these concepts are certainly not new to Tax-Free Fund of Colorado and the Aquila Group of Funds. In fact, they have been at the very core of our investment philosophy since day one.

     Our country’s current volatile economic environment makes these adages ring true louder than ever.

     The value provided by professional investment managers, such as those at Tax-Free Fund of Colorado, who conduct initial research and provide on-going surveillance of issuers and individual bonds as markets develop and credit conditions change, has become increasingly important.

     Over the past year or so, you may have read or heard about problems being experienced by certain municipalities – including growing concerns over budget shortfalls, infrastructure demands, pension funding, and high unemployment.

     Even when concerns such as these don’t make the mainstream newspapers, it is in your best interest that your Fund’s investment team makes every effort to know about each and every little hiccup. And, since each municipality has its own distinct nuances, we feel it is vital to have a local presence.

     Local investment management and research enables us to monitor the local economy, issuers in the state, and policy decisions that will impact issuers, while we conduct research on issues held by the Fund. The research conducted prior to investing in a bond, and ongoing credit monitoring, make it possible to evaluate both the risk associated with an individual bond, and the adequacy of the compensation provided for that risk.

     Tax-Free Fund of Colorado specifically benefits from its collective team of locally-based Trustees, Officers, portfolio managers and analysts, who seek to be intimately aware of any potential challenges facing the citizens of Colorado throughout the state.

     They know the ups and downs that affect you, our shareholders, because they too are affected. Your local representatives are also your friends, neighbors and co-workers.

     They hear the same discussions at little league games and pot luck dinners. They read the same small and big town newspapers that you do, shop in the same supermarkets and gas up at the same pumps.

     They, like you, are Coloradans.

NOT A PART OF THE SEMI-ANNUAL REPORT

     As you know, by prospectus, Tax-Free Fund of Colorado may only invest in investment grade securities. These higher rated securities are intended to indicate those municipal issues which have not only sufficient, but significant, cash flow strength in order to pay interest when due and to redeem the bonds at maturity. Nonetheless, we firmly believe in the importance of looking beyond credit ratings.

     We invest in an issue based on our initial research, and we conduct frequent credit monitoring in order to evaluate the financial condition of the issuer. We devote significant resources to understanding the financial condition of issuers in Colorado, the financing details of individual issues, and how payments of principal and interest on those issues are secured. We monitor the difficult, but necessary, steps being taken to balance budgets within the state. Based on the research we conduct, we select the bonds held in the Fund’s portfolio and decide whether or not to continue holding issues already in the portfolio.

     The Aquila Group of Funds has been managing the assets of Colorado investors for over 25 years. Our long history in the Colorado market, the knowledge and experience of the Fund’s portfolio manager, and the research conducted on bonds held in Tax-Free Fund of Colorado continue to provide shareholders with the benefits of local, professional investment management.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes.

NOT A PART OF THE SEMI-ANNUAL REPORT

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (23.9%)	and Fitch	Value

	Hospital (0.8%)
	Rangely, Colorado Hospital District Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,296,860

	Metropolitan District (4.5%)
	Fraser Valley, Colorado Metropolitan Recreational
	District
1,875,000	5.000%, 12/01/25	NR/A/NR	2,068,669
	Hyland Hills Metro Park & Recreation District,
	Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	805,630
	Lincoln Park, Colorado Metropolitan District,
	Refunding & Improvement
1,535,000	5.625%, 12/01/20	NR/BBB-/NR	1,607,974
	Meridian Metropolitan District, Colorado Refunding
1,645,000	4.500%, 12/01/23 Series A	NR/A-/A	1,773,080
	Poudre Tech Metropolitan District, Colorado
	Unlimited Property Tax Supported Revenue
	Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA-/NR	2,291,684
	Stonegate Village Metropolitan District, Colorado
	Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	Baa2/A-/NR	540,540
900,000	5.000%, 12/01/24 NPFG Insured	Baa2/A-/NR	972,972
	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,339,704
	Park Creek Metropolitan District, Colorado Revenue
	Refunding & Improvement - Senior Property Tax
	Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA-/BBB	2,321,120
	Total Metropolitan District		13,721,373

	School Districts (18.6%)
	Adams & Arapahoe Counties, Colorado Joint School
	District #28J
2,500,000	5.500%, 12/01/23 (pre-refunded)	Aa2/AA-/NR	3,167,925
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,723,750

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School Districts (continued)
	Adams & Weld Counties, Colorado School
	District #27J
$1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	$1,273,131
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,420,880
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,128,560
	Arapahoe County, Colorado School District #001
	Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,828,655
	Arapahoe County, Colorado School District #006
	Littleton
1,000,000	5.250%, 12/01/21 NPFG/ FGIC Insured
	(pre-refunded)	Aa1/AA/NR	1,020,580
	Boulder Larimer & Weld Counties, Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA-/NR	1,426,282
1,500,000	5.000%, 12/15/28	Aa2/AA-/NR	1,712,310
	Clear Creek, Colorado School District
1,000,000	5.000%, 12/01/16 AGMC Insured (pre-refunded)	Aa3/AA-/NR	1,019,570
	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA-/NR	3,272,460
3,000,000	5.250%, 12/01/27	Aa2/AA-/NR	3,595,920
	Denver, Colorado City & County School District
	No. 1 Series C
1,900,000	3.000%, 12/01/23	Aa2/AA-/NR	2,009,231
	El Paso County, Colorado School District #20
1,500,000	5.000%, 12/15/14 NPFG Insured (pre-refunded)	Aa2/NR/NR	1,532,175
1,085,000	5.500%, 12/15/23 NPFG Insured (pre-refunded)	Aa2/NR/NR	1,165,930
	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,639,815
	El Paso County, Colorado School District #20
	Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,264,291
	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,221,616

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School Districts (continued)
	Jefferson County, Colorado School District #R-001
$3,000,000	5.250%, 12/15/25 AGMC Insured***	Aa2/AA-/NR	$3,398,970
	La Plata County, Colorado School District #9
1,500,000	5.000%, 11/01/18 NPFG Insured (pre-refunded)	NR/NR/NR*	1,523,085
	La Plata County, Colorado School District #9-R
	Durango Refunding
1,130,000	5.000%, 11/01/22	Aa2/NR/NR	1,394,250
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,517,890
	Larimer, Weld & Boulder Counties, Colorado School
	District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,722,120
	Summit County, Colorado School District No. RE 1
	Refunding
2,000,000	4.000%, 12/01/24	Aa2/NR/NR	2,228,720
	Teller County, Colorado School District #2 Woodland
	Park
1,265,000	5.000%, 12/01/17 NPFG Insured (pre-refunded)	Aa2/AA-/NR	1,402,872
	Weld County, Colorado School District #2
1,315,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA-/NR	1,338,236
	Weld County, Colorado School District #8
1,115,000	5.000%, 12/01/15 AGMC Insured (pre-refunded)	Aa2/AA-/NR	1,137,055
1,385,000	5.250%, 12/01/17 AGMC Insured (pre-refunded)	Aa2/AA-/NR	1,413,794
	Total School Districts		56,500,073
	Total General Obligation Bonds		72,518,306

	Revenue Bonds (76.0%)

	Airport (3.5%)
	Denver, Colorado City & County Airport Revenue
	System, Series A
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,365,558
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,373,170
	Denver, Colorado City & County Airport Revenue
	System, Series A Refunding
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,994,819

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Airport (continued)
	Walker Field, Colorado Public Airport Authority
	Airport Revenue
$1,000,000	5.000%, 12/01/22	Baa2/NR/NR	$1,039,760
	Total Airport		10,773,307

	Electric (2.9%)
	Colorado Springs, Colorado Utilities Revenue
1,660,000	5.000%, 11/15/17 (pre-refunded)	Aa2/AA/NR	1,688,934
	Colorado Springs, Colorado Utilities Revenue,
	Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,247,840
	Colorado Springs, Colorado Utilities Revenue,
	Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,081,900
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,075,740
	Colorado Springs, Colorado Utilities Revenue
	Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,523,136
	Colorado Springs, Colorado Utilities Revenue
	Subordinated Lien Improvement Series B
1,160,000	5.000%, 11/15/23 (pre-refunded)	Aa2/AA/AA	1,286,138
	Total Electric		8,903,688

	Higher Education (22.5%)
	Adams State College, Colorado Auxiliary Facilities
	Revenue Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,124,250
	Adams State College, Colorado Auxiliary Facilities
	Revenue Refunding, Series B
3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	3,217,410
	Boulder, Colorado Development Revenue UCAR
1,880,000	5.000%, 09/01/27 NPFG Insured	A2/A+/NR	1,894,119
	Colorado Educational & Cultural Facility Authority,
	Regis University Project
1,695,000	5.000%, 06/01/24 Radian Insured (pre-refunded)	NR/NR/NR*	1,842,177

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Colorado Educational & Cultural Facility Authority,
	Student Housing - Campus Village Apartments
	Refunding
$2,935,000	5.375%, 06/01/28	NR/A/NR	$3,173,557
	Colorado Educational & Cultural Facility Authority,
	University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,950,920
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,795,459
	Colorado Educational & Cultural Facility Authority,
	University of Colorado Foundation Project
2,110,000	5.000%, 07/01/17 AMBAC Insured (pre-refunded)	NR/NR/NR*	2,110,000
1,865,000	5.375%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR/NR*	1,865,000
	Colorado Educational & Cultural Facility Authority
	Revenue Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,195,860
	Colorado Educational & Cultural Facility Authority
	Revenue Refunding, University of Denver Project,
	Series B
3,085,000	5.000%, 03/01/22 NPFG-FGIC Insured	A1/A+/NR	3,369,684
	Colorado Educational & Cultural Facility Authority,
	University of Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,976,244
	Colorado Mountain Jr. College District Student
	Housing Facilities Enterprise
1,000,000	4.500%, 06/01/18 NPFG Insured	Baa2/BBB/NR	1,017,330
1,825,000	5.000%, 06/01/23 NPFG Insured	Baa2/BBB/NR	1,850,440
	Colorado School of Mines Enterprise Refunding &
	Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,626,093
	Colorado State Board of Governors University
	Enterprise System, Series A, Refunding and
	Improvement
425,000	5.000%, 03/01/17 (pre-refunded)	Aa3/NR/NR	438,298

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Colorado State Board of Governors University
	Enterprise System, Series A, Refunding and
	Improvement
$1,105,000	5.000%, 03/01/17 AMBAC Insured (pre-refunded)	Aa3/NR/NR	$1,139,575
	Colorado State Board of Governors University
	Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,742,589
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA-/NR	1,023,512
	Colorado State COP University of Colorado at Denver
	Health Sciences Center Fitzsimons Academic
	Projects Series B
3,135,000	5.250%, 11/01/25 NPFG (pre-refunded)	Baa2/AA-/NR	3,611,520
	Mesa State College, Colorado Auxiliary Facilities
	Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee, Inc. Insured
	(pre-refunded)	A2/NR/NR	1,128,280
	Mesa State College, Colorado Auxiliary Facilities
	Enterprise
2,000,000	5.700%, 05/15/26 (pre-refunded)	NR/AA-/NR	2,509,660
	University of Colorado Enterprise System
1,735,000	5.000%, 06/01/16 (pre-refunded)	Aa2/AA-/AAA	1,809,501
1,000,000	5.250%, 06/01/17 NPFG Insured (pre-refunded)	Aa2/AA-/NR	1,045,200
2,000,000	5.000%, 06/01/27	Aa2/AA-/AA+	2,305,680
2,000,000	4.750%, 06/01/27 Series A	Aa2/NR/AA+	2,293,580
	University of Colorado Enterprise System, Refunding,
	Series B
1,680,000	4.000%, 06/01/23	Aa2/AA-/AA+	1,869,924
	University of Colorado Enterprise System, Refunding
	& Improvement
50,000	5.000%, 06/01/24 NPFG-FGIC Insured	Aa2/AA-/NR	54,852
	University of Colorado Enterprise System, Refunding
	& Improvement, Series A
3,855,000	5.000%, 06/01/24 NPFG-FGIC Insured (pre-refunded)	Aa2/NR/NR	4,346,397

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	University of Northern Colorado Greeley Institutional
	Enterprise Refunding, SHEIP, Series A
$2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	$3,236,783
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,359,420
	University of Northern Colorado Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA-/NR	1,060,380
	Western State College, Colorado Institutional
	Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,319,616
	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,147,633
	Total Higher Education		68,450,943

	Hospital (10.5%)
	Colorado Health Facility Authority Hospital Revenue,
	Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa3/AA-/AA-	2,694,350
	Colorado Health Facility Authority Hospital Revenue,
	Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	Aa2/AA/AA	1,096,170
	Colorado Health Facility Authority Hospital Revenue,
	Evangelical Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/A-/NR	1,743,210
1,000,000	5.250%, 06/01/21	A3/A-/NR	1,098,570
2,000,000	5.250%, 06/01/24	A3/A-/NR	2,171,540
	Colorado Health Facility Authority Hospital Revenue,
	North Colorado Medical Center, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA-/A+	2,213,040
	Colorado Health Facility Authority Hospital Revenue,
	Poudre Valley Health Care Series F Refunding
4,760,000	5.000%, 03/01/25	A2/A/NR	5,027,274
	Colorado Health Facility Authority Hospital Revenue
	Refunding, Catholic Health, Series A
2,000,000	5.250%, 07/01/24	Aa2/AA/AA	2,333,920

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Colorado Health Facility Authority Hospital Revenue,
	Valley View Hospital Association, Refunding
$1,500,000	5.500%, 05/15/28	NR/BBB+/NR	$1,609,965
	Colorado Health Facility Authority, Catholic Health
	Initiatives, Series D
2,000,000	5.000%, 10/01/16	Aa2/AA/AA	2,333,000
1,000,000	6.000%, 10/01/23	Aa2/AA/AA	1,208,690
	Colorado Health Facility Authority, Sisters
	Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA/AA-	3,443,220
	Denver, Colorado Health & Hospital Authority
	Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,224,980
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,646,280
	Park Hospital District Larimer County, Colorado
	Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGC Insured	Aa3/AA-/NR	1,054,036
	Total Hospital		31,898,245

	Housing (1.4%)
	Colorado Housing & Finance Authority
90,000	6.050%, 10/01/16 Series 1999A3	Aa2/NR/NR	92,684
	Colorado Housing & Finance Authority, Single Family
	Program Refunding Series B
35,000	5.000%, 08/01/13 Series 2001	A1/A/NR	35,080
	Colorado Housing Finance Authority, Single Family
	Mortgage
5,000	5.700%, 10/01/22 Series 2000C3	Aa2/AA/NR	5,000
	Colorado Housing & Finance Authority, Single
	Family Mortgage Class II
795,000	5.500%, 11/01/29	Aaa/AAA/NR	815,980
	Colorado Housing Finance Authority, Single Family
	Mortgage Class III Series A-5
2,495,000	5.000%, 11/01/34	A2/A/NR	2,504,456

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing (continued)
	Colorado Housing Finance Authority, Single Family
	Mortgage Subordinated
$5,000	5.400%, 10/01/12 Series 2000D	A1/A/NR	$5,008
	Colorado Housing and Finance Authority,
	Multi-Family Project C1-II Series A-2
635,000	5.400%, 10/01/29	Aa2/AA/NR	676,974
	Total Housing		4,135,182

	Lease (17.5%)
	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,912,857
500,000	5.000%, 12/01/25	Aa3/A+/NR	548,700
	Adams County, Colorado Corrections Facility COP,
	Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,771,424
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,335,000
	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,683,030
	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA-/NR	2,093,108
	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,167,220
	Colorado Educational & Cultural Facilities Authority,
	Aurora Academy Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,269,608
	Colorado Educational & Cultural Facilities Authority,
	Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	1,013,240
	Colorado Educational & Cultural Facilities Authority,
	Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	NR/AA-/NR	3,122,430
	Colorado Educational & Cultural Facilities Authority,
	Peak to Peak Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,563,180

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease (continued)
	Colorado State BEST COP Series G
$3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	$3,353,160
	Colorado State Higher Education Capital
	Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,456,840
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,975,644
	Denver, Colorado City and County COP (Botanical
	Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,333,310
	Douglas County, Colorado School District No. RE-1
	Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,366,479
	El Paso County, Colorado COP (Judicial Complex
	Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	1,909,799
	El Paso County, Colorado COP (Pikes Peak Regional
	Development Authority)
1,925,000	5.000%, 12/01/18 AMBAC Insured	NR/AA-/NR	2,033,570
	Fort Collins, Colorado Lease COP Series A
3,020,000	4.750%, 06/01/18 AMBAC Insured	Aa1/NR/NR	3,230,222
	Fremont County, Colorado COP Refunding &
	Improvement Series A
2,075,000	5.000%, 12/15/18 NPFG Insured	Baa2/BBB/NR	2,172,276
	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,096,070
	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,129,601
	Northern Colorado Water Conservancy District COP
1,000,000	5.000%, 10/01/15 NPFG Insured	Baa2/AA-/NR	1,009,550
	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA-/NR	2,489,055
	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA-/NR	2,407,707
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA-/NR	1,082,850

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease (continued)
	Westminster, Colorado COP
$1,480,000	4.250%, 12/01/22 AGMC Insured	Aa3/AA-/NR	$1,626,905
	Total Lease		53,152,835

	Sales Tax (6.2%)
	Boulder, Colorado General Fund Capital Improvement
	Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,503,938
	Boulder, Colorado Open Space Capital Improvement
1,630,000	5.000%, 07/15/17 NPFG Insured (pre-refunded)	Aa1/AA/NR	1,632,184
	Boulder County, Colorado Open Space Capital
	Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured (pre-refunded)	Aa3/AA/NR	1,667,535
	Commerce City, Colorado Sales & Use Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,087,710
	Denver, Colorado City & County Excise Tax Revenue
	Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	Aa3/AA-/AA-	4,838,880
	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,300,349
	Gypsum County, Colorado Sales Tax & General Fund
	Revenue
1,690,000	5.250%, 06/01/30 AGC Insured	NR/AA-/NR	1,783,423
	Park Meadows Business Implementation District,
	Colorado Shared Sales Tax Revenue
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,575,285
	Pueblo, Colorado Urban Renewal Authority,
	Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,407,975
	Total Sales Tax		18,797,279

	Transportation (1.2%)
	Regional Transportation District, Colorado COP,
	Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured	Aa3/A-/AA-	3,673,355

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water & Sewer (8.3%)
	Aurora, Colorado Water Improvement Revenue First
	Lien, Series A
$1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA	$1,404,312
	Broomfield, Colorado Sewer and Waste Water
	Revenue
1,985,000	5.000%, 12/01/15 AMBAC Insured	A1/NR/NR	2,010,487
	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	4,084,002
	Colorado Water Resource & Power Development
	Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	Baa2/BBB/NR	2,835,821
1,855,000	5.000%, 09/01/17 NPFG Insured	Baa2/BBB/NR	1,956,079
	Colorado Water Resource & Power Development
	Authority Clean Water Revenue Series A
260,000	5.000%, 09/01/12 Un-Refunded portion	Aaa/AAA/AAA	260,858
	Denver, Colorado City and County Board Water
	Commissioners Master Resolution, Refunding,
	Series B
1,000,000	4.000%, 12/15/22**	Aa1/AAA/AAA	1,156,430
	Denver, Colorado City and County Wastewater
	Refunding
1,000,000	3.000%, 11/01/27	Aa2/AAA/AAA	991,470
	Denver, Colorado City and County Wastewater
	Revenue
1,560,000	5.000%, 11/01/15 NPFG Insured (pre-refunded)	Aa2/AAA/AAA	1,584,258
	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	Aa3/NR/NR	1,113,340
	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	Aa2/AA/NR	2,044,070
	North Weld County, Colorado Water District
	Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA-/NR	1,705,817

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water & Sewer (continued)
	Parker, Colorado Water & Sanitation District Water
	& Sewer Enterprise Refunding
$1,000,000	5.000%, 11/01/22 AGMC Insured	Aa3/AA-/NR	$1,220,400
	Woodmoor, Colorado Water & Sanitation District #1
	Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,874,879
	Total Water & Sewer		25,242,223

	Miscellaneous Revenue (2.0%)
	Colorado Educational & Cultural Facility Authority,
	Independent School Revenue Refunding, Kent
	Denver School Project
1,000,000	5.000%, 10/01/30	NR/A-/NR	1,076,580
	Colorado Educational & Cultural Facility Authority,
	Independent School Revenue Refunding, Vail
	Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,960,886
	Colorado Educational & Cultural Facility Authority
	Revenue Charter School, Colorado Springs
	Charter Academy
2,915,000	5.250%, 07/01/28	NR/A/NR	2,979,830
	Total Miscellaneous Revenue		6,017,296

	Total Revenue Bonds		231,044,353

	Total Investments (cost $284,165,098 – note 4)	99.9%	303,562,659
	Other assets less liabilities	0.1	(276,193)
	Net Assets	100.0%	$303,286,466

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2012 (unaudited)

**	Security purchased on a delayed delivery or when-issued basis.

***	Security pledged as collateral for the Fund’s delayed delivery or when-issued commitments.

Percent of
Portfolio Distribution By Quality Rating	Investments1
Aaa of Moody’s or AAA of S&P or Fitch	1.1%
Pre-Refunded Bonds2/Escrowed to Maturity Bonds	14.2
Aa of Moody’s or AA of S&P or Fitch	56.9
A of Moody’s or S&P or Fitch	19.4
Baa of Moody’s or BBB of S&P or Fitch	7.3
Not rated*	1.1
100.0%

1	Where applicable, calculated using the highest rating of the three NRSROs.

2	Pre-refunded bonds are bonds for which U.S. Govenment Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BEST - Building Excellent Schools Today
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated SHEIP - State Higher Education Intercept Program
UCAR - University Corporation for Atmospheric Research

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2012 (unaudited)

ASSETS
Investments at value (cost $284,165,098)	$303,562,659
Cash	502,321
Interest receivable	2,386,429
Receivable for Fund shares sold	128,651
Other assets	8,992
Total assets	306,589,052
LIABILITIES
Payable for investment securities purchased	2,428,738
Payable for Fund shares redeemed	480,020
Dividends payable	230,673
Management fee payable	119,203
Distribution and service fees payable	4,712
Accrued expenses	39,240
Total liabilities	3,302,586
NET ASSETS	$303,286,466
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share.	$281,245
Additional paid-in capital	284,107,950
Net unrealized appreciation on investments (note 4)	19,397,561
Accumulated net realized loss on investments	(557,581)
Undistributed net investment income	57,291
	$303,286,466
CLASS A
Net Assets	$228,852,251
Capital shares outstanding	21,224,809
Net asset value and redemption price per share	$10.78
Maximum offering price per share (100/96 of $10.78 adjusted to nearest cent)	$11.23
CLASS C
Net Assets	$31,651,732
Capital shares outstanding	2,941,233
Net asset value and offering price per share	$10.76
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.76	*
CLASS Y
Net Assets	$42,782,483
Capital shares outstanding	3,958,431
Net asset value, offering and redemption price per share	$10.81

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2012 (unaudited)

Investment Income:

Interest income		$6,101,007

Expenses:

Management fee (note 3)	$740,574
Distribution and service fees (note 3)	212,174
Transfer and shareholder servicing agent fees	71,195
Trustees’ fees and expenses (note 8)	60,238
Legal fees	50,600
Shareholders’ reports and proxy statements	23,653
Custodian fees (note 6)	12,573
Auditing and tax fees	11,282
Insurance	5,514
Registration fees and dues	5,496
Chief compliance officer services (note 3)	2,666
Miscellaneous	20,148
Total expenses	1,216,113

Management fee waived (note 3)	(19,284)
Expenses paid indirectly (note 6)	(320)
Net expenses		1,196,509
Net investment income		4,904,498

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	274,123
Change in unrealized appreciation on investments	3,814,533

Net realized and unrealized gain (loss) on investments		4,088,656
Net change in net assets resulting from operations		$8,993,154

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(unaudited)	December 31, 2011
OPERATIONS:
Net investment income	$4,904,498	$9,960,469
Net realized gain (loss) from securities transactions	274,128	(776,492)
Change in unrealized appreciation on investments	3,814,533	13,671,367
Change in net assets from operations	8,993,154	22,855,344

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(3,831,608)	(7,925,888)

Class C Shares:
Net investment income	(381,174)	(720,167)

Class Y Shares:
Net investment income	(684,330)	(1,297,116)
Change in net assets from distributions	(4,897,112)	(9,943,171)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	28,342,405	47,054,769
Reinvested dividends and distributions	2,818,984	6,118,139
Cost of shares redeemed	(18,983,483)	(52,115,529)
Change in net assets from capital share transactions	12,177,906	1,057,379

Change in net assets	16,273,948	13,969,552

NET ASSETS:
Beginning of period	287,012,518	273,042,966
End of period*	$303,286,466	$287,012,518

* Includes undistributed net investment income of:	$57,291	$49,905

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012 (unaudited)

1. Organization

     Tax-Free Fund of Colorado (the “Fund”), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On April 30, 1998, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds*	303,562,659
Level 3 – Significant Unobservable Inputs	—
Total	$303,562,659

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2008-2010) or expected to be taken in the Fund’s 2011 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2011, the Fund decreased undistributed net investment income by $677 and increased additional paid-in capital by $677 due primarily to differing book/tax treatment of distributions and bond amortization. These reclassifications had no effect on net assets or net asset value per share.

i)
Accounting pronouncement: In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a)	Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% of net assets of the Fund. On March 5, 2012, the Manager determined to contractually waive its fees to the extent necessary in order to pass savings through to the shareholders recognized under a new Sub-Advisory Agreement (as described below) such that its fees are as follows: the annual rate shall be equivalent to 0.48 of 1% of net assets of the Fund up to $400 million; 0.46 of 1% of the Fund’s net assets above that amount to $1 billion and 0.44 of 1% of the Fund’s net assets above $1 billion. For the six months ended June 30, 2012, the Fund incurred management fees of $740,574 of which $19,284 was waived.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18 of 1% of net assets of the Fund up to $400 million; 0.16 of 1% of net assets above $400 million up to $1 billion; and 0.14 of 1% of net assets above $1 billlion. Prior to March 5, 2012, the Sub-Adviser was paid a fee at the annual rate of 0.20 of 1% of the Fund’s entire net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. While the Board of Trustees and shareholders approved an amendment to the Fund’s Distribution Plan applicable to Class A Shares which permits the Fund to make distribution fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares, the Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1%. For the six months ended June 30, 2012, distribution fees on Class A Shares amounted to $56,338 of which the Distributor retained $2,163.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended June 30, 2012, amounted to $116,877. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25 of 1% of the Fund’s average net assets represented by Class C Shares and for the six months ended June 30, 2012, amounted to $38,959. The total of these payments with respect to Class C Shares amounted to $155,836 of which the Distributor retained $29,385.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Colorado, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2012, total commissions on sales of Class A Shares amounted to $179,493 of which the Distributor received $34,841.

4. Purchases and Sales of Securities

     During the six months ended June 30, 2012, purchases of securities and proceeds from the sales of securities aggregated $38,992,563 and $19,544,228, respectively.

     At June 30, 2012, the aggregate tax cost for all securities was $284,106,489. At June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $19,575,926 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $119,756 for a net unrealized appreciation of $19,456,170.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

7. Capital Share Transactions
Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended June 30, 2012		Year Ended
	(unaudited)		December 31, 2011
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,005,818	$10,809,537	2,293,034	$23,781,844
Reinvested distributions	211,604	2,279,665	474,843	4,914,368
Cost of shares redeemed	(781,787)	(8,420,525)	(3,000,623)	(30,819,974)
Net change	435,635	4,668,677	(232,746)	(2,123,762)
Class C Shares:
Proceeds from shares sold	535,544	5,754,019	1,018,431	10,588,409
Reinvested distributions	25,327	272,281	51,116	528,259
Cost of shares redeemed	(383,115)	(4,108,521)	(849,482)	(8,765,597
Net change	177,756	1,917,779	220,065	2,351,071
Class Y Shares:
Proceeds from shares sold	1,090,388	11,778,849	1,224,679	12,684,516
Reinvested distributions	24,688	267,038	65,185	675,512
Cost of shares redeemed	(599,126)	(6,454,437)	(1,214,145)	(12,529,958)
Net change	515,950	5,591,450	75,719	830,070
Total transactions in Fund shares	1,129,341	$12,177,906	63,038	$1,057,379

8. Trustees’ Fees and Expenses

     At June 30, 2012 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended June 30, 2012 was $52,448. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended June 30, 2012, such meeting-related expenses amounted to $7,790.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2012 (unaudited)

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. Due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At December 31, 2011, the Fund had capital loss carry forwards of $831,704 of which $55,212 expires in 2017 and $501,576 and $274,916 have no expiration and retain their character of short-term and long-term, respectively.

     The tax character of distributions:

	Year Ended December 31,
	2011	2010
Net tax-exempt income	$9,943,171	$10,520,475
Ordinary income	–	–
	$9,943,171	$10,520,475

     As of December 31, 2011 the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$337,032
Unrealized appreciation	15,632,933
Other temporary differences	(337,032)
$15,632,933

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     Since December 2007, the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the majority of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year Ended December 31,
	6/30/12
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.63		$10.14	$10.39	$9.88	$10.23	$10.32
Income (loss) from investment operations:
Net investment income(1)	0.18		0.39	0.40	0.40	0.40	0.39
Net gain (loss) on securities (both realized
and unrealized)	0.15		0.49	(0.25)	0.52	(0.34)	(0.07)
Total from investment operations	0.33		0.88	0.15	0.92	0.06	0.32
Less distributions (note 10):
Dividends from net investment income	(0.18)		(0.39)	(0.40)	(0.41)	(0.41)	(0.41)
Net asset value, end of period	$10.78		$10.63	$10.14	$10.39	$9.88	$10.23
Total return (not reflecting sales charge)	3.14	%(2)	8.81%	1.38%	9.42%	0.57%	3.21%
Ratios/supplemental data
Net assets, end of period (in millions)	$229		$221	$213	$213	$183	$185
Ratio of expenses to average net assets	0.71	%(3)	0.75%	0.73%	0.77%	0.80%	0.80%
Ratio of net investment income to average
net assets	3.41	%(3)	3.75%	3.81%	3.94%	3.90%	3.80%
Portfolio turnover rate	7	%(2)	13%	14%	12%	25%	9%

The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	0.73	%(3)	–	–	–	–	–
Ratio of net investment income to average
net assets	3.39	%(3)	–	–	–	–	–

The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.71	%(3)	0.75%	0.73%	0.77%	0 .79%	0.79%
_________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C												Class Y
	Six Months												Six Months
	Ended		Year Ended December 31,										Ended		Year Ended December 31,
	6/30/12												6/30/12
	(unaudited)		2011		2010		2009		2008		2007		(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.61		$10.12		$10.37		$9.86		$10.21		$10.30		$10.66		$10.16	$10.41	$9.90	$10.25	$10.35
Income (loss) from investment operations:
Net investment income(1)	0.13		0.29		0.30		0.30		0.30		0.29		0.19		0.39	0.40	0.41	0.40	0.40
Net gain (loss) on securities (both
realized and unrealized)	0.15		0.49		(0.25)		0.52		(0.34)		(0.06)		0.15		0.50	(0.25)	0.51	(0.33)	(0.08)
Total from investment operations	0.28		0.78		0.05		0.82		(0.04)		0.23		0.34		0.89	0.15	0.92	0.07	0.32
Less distributions (note 10):
Dividends from net investment income	(0.13)		(0.29)		(0.30)		(0.31)		(0.31)		(0.32)		(0.19)		(0.39)	(0.40)	(0.41)	(0.42)	(0.42)
Net asset value, end of period	$10.76		$10.61		$10.12		$10.37		$9.86		$10.21		$10.81		$10.66	$10.16	$10.41	$9.90	$10.25
Total return	2.65	%(2)(3)	7.80	%(2)	0.42	% (2)	8.40	%(2)	(0.39	)%(2)	2.24	%(2)	3.16	%(3)	8.96%	1.44%	9.47%	0.63%	3.17%
Ratios/supplemental data
Net assets, end of period (in millions)	$32		$29		$26		$14		$8		$11		$43		$37	$34	$24	$11	$6
Ratio of expenses to average net assets	1.66	%(4)	1.70%		1.67%		1.71%		1.75%		1.75%		0.66	%(4)	0.70%	0.67%	0.72%	0.75%	0.75%
Ratio of net investment income to average net assets	2.45	%(4)	2.79%		2.83%		2.95%		2.95%		2.85%		3.45	%(4)	3.80%	3.85%	3.97%	3.96%	3.84%
Portfolio turnover rate	7	%(3)	13%		14%		12%		25%		9%		7	%(3)	13%	14%	12%	25%	9%

The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	1.68	%(4)	–		–		–		–		–		0.68	%(4)	–	–	–	–	–
Ratio of net investment income to average net assets	2.44	%(4)	–		–		–		–		–		3.44	%(4)	–	–	–	–	–

The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.66	%(4)	1.70%		1.67%		1.71%		1.74%		1.74%		0.66	%(4)	0.70%	0.67%	0.72%	0.74%	0.73%
______________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not reflecting CDSC.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended June 30, 2012

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.14%	$1,000.00	$1,031.40	$3.59
Class C	2.65%	$1,000.00	$1,026.50	$8.36
Class Y	3.16%	$1,000.00	$1,031.60	$3.33

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.71%, 1.66% and 0.66% for the Fund’s Class A, C and Y shares, respectively,  multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2012

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.33	$3.57
Class C	5.00%	$1,000.00	$1,016.61	$8.32
Class Y	5.00%	$1,000.00	$1,021.58	$3.32

(1)
Expenses are equal to the annualized expense ratio of 0.71%, 1.66% and 0.66% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2012 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at wwwsec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the calendar year ended December 31, 2011, $9,943,171 of dividends paid by Tax-Free Fund of Colorado, constituting 100% of total dividends paid during calendar year 2011 were exempt-interest dividends.

     Prior to February 15, 2013, shareholders will be mailed the approriate tax form(s) which will contain information on the status of distributions paid for the 2012 calendar year.

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     Contract review materials were provided to the Trustees in February 2012. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund.

     At a meeting held in March, 2012, based on their evaluation of the information provided by the Manager and the Sub-Adviser, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until April 30, 2013. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Christopher Johns. The portfolio manager, based in Denver, Colorado, has provided local information regarding specific holdings in the Fund’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies.

     The Trustees considered that the Manager and the Sub-Adviser had provided all administrative and advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.

     The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, as applicable.

The investment performance of the Fund and the Manager and the Sub-Adviser.

     The Trustees reviewed each aspect of the Fund’s performance and compared its performance with that of its competitors, its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide), and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. It was noted that the materials provided by the Manager indicated that the Fund had investment performance measured by total return that generally compared overall to that of its Morningstar peer group and its competitors, compared to which the Fund outperformed in some periods and in others it underperformed, with annualized rates of return explained in part by the Fund’s somewhat generally higher-quality portfolio and generally shorter average maturities. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses. Furthermore, the Trustees noted that in the past year the Fund’s net asset value generally fluctuated modestly compared to its peer group. The Trustees considered these results to be consistent with the investment objectives of the Fund.

     The Trustees concluded that the performance of the Fund was competitive in light of market conditions, the length of its average maturities, its investment objectives and its long-standing strategy of seeking to minimize risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and the Sub-Adviser and their affiliates from their relationship with the Fund.

     The information provided by the Manager in connection with renewal contained advisory fee and expense data for the Fund and its peer group. The Trustees considered that the Manager, not the Fund, paid the Sub-Adviser pursuant to the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the fee under the Advisory Agreement retained by the Manager. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Fund, as well as the profitability to Aquila Distributors, Inc. (the “Distributor”) of distribution services provided to the Fund.

     The Trustees compared the advisory fee and expense data with respect to the Fund to similar data about other funds that they found to be relevant. The Trustees concluded that the advisory fee and expenses of the Fund were similar to and were reasonable as compared to those advisory fees and expenses being paid by the Fund’s Morningstar peer group and that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

     The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the services provided to the Fund. The Trustees noted that the Distributor did not derive profits from its relationship with the Fund. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees noted that the Sub-Adviser had submitted a proposal to waive a portion of its sub-advisory fees immediately and introduce breakpoints in its fee which would be realized as the Fund grows. Under the proposal the Manager will compensate the Sub-Adviser at the annual rate of 0.18 of 1% on the Fund’s net assets up to $400 million; 0.16% on assets above that amount to $1 billion in net assets and 0.14% on net assets thereafter, rather than the current 0.20 of 1% fee. Additionally, the Trustees noted that the Manager agreed to waive its fees to the extent necessary in line with and so long as the Sub-Adviser waives its sub-advisory fees under the fee waiver proposal. Evaluation of this factor indicated to the Trustees that the Advisory Agreement and Sub-Advisory Agreement should be renewed.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Tax-Free Fund of Colorado (the ‘Fund’) was held on May 17, 2012. The holders of shares representing 89% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.	To elect Trustees.

Dollar Amount of Votes

Trustee	For	Withheld
Tucker Hart Adams	$261,767,398	$3,373,956
Ernest Calderón	$260,340,647	$4,800,707
Thomas A. Christopher	$260,461,125	$4,680,229
Gary C. Cornia	$261,808,788	$3,332,565
Grady Gammage, Jr.	$253,810,813	$11,330,541
Diana P. Herrmann	$260,088,998	$5,052,356
Lyle W. Hillyard	$261,931,730	$3,209,624
John C. Lucking	$261,931,730	$3,209,624
Anne J. Mills	$261,470,680	$3,670,674

2.	To ratify the selection of Tait, Weller & Baker LLP as the Fund’s independent registered public accounting firm.

Dollar Amount of Votes

For	Against	Abstain
$261,414,193	$1,065,773	$2,661,389

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
KIRKPATRICK PETTIS CAPITAL MANAGEMENT
1600 Broadway, Suite 1100
Denver, Colorado 80202

Board of Trustees
Anne J. Mills, Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Alan R. Stockman, Senior Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
President and Trustee September 6, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee September 6, 2012

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 6, 2012

TAX-FREE FUND OF COLORADO

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.